Investments (Fair Value of our Marketable Debt Securities by Contractual Maturity) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 167
Due after one year through five years	389
Due after five years through ten years	376
Due after ten years	672
Total	1,604
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	54
Due after one year through five years	156
Due after five years through ten years	210
Due after ten years	358
Total	$ 778